PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 98.6%
Alabama 0.9%
Black Belt Energy Gas Dist. Rev., Proj. 4, Series A-1 (Mandatory put date 12/01/25)	4.000%(cc)	12/01/49	2,000	$ 2,210,000
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	561,825
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	567,025
Lower Alabama Gas Dist. Rev.,
Series A	5.000	09/01/31	1,000	1,238,350
Series A	5.000	09/01/46	1,000	1,329,000
				5,906,200
Arizona 3.4%
Arizona St. Ctfs. Part. Dept. Admin., Series A, AGM	5.250	10/01/28	2,000	2,024,760
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,000	1,186,400
Phoenix Civic Impt. Corp. Rev.,
Series A, AMT	5.000	07/01/47	2,000	2,329,040
Sr. Lien, AMT	5.000	07/01/48	2,000	2,360,220

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,114,540
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Series A, Rfdg.	4.000	01/01/38	2,000	2,186,480
Salt Verde Fin. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,575	3,249,135
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,534,523
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,125	2,556,779
				22,541,877
California 15.7%
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,000	1,177,060
Series A-1, Rfdg.	5.000	06/01/28	1,265	1,499,544
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,472,125
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,777,739

Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	2,000	2,305,920
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	5,500	6,363,940
Bay Area Toll Auth. Rev., Series F-1	5.000	04/01/56	2,000	2,325,840

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)

California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100%	06/01/28	1,250	$ 1,250,388
California Hlth. Facs. Fing. Auth. Rev.,
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,000	3,264,840
Scripps Hlth., Series A	5.000	11/15/36	1,000	1,016,390
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,132,750
Stanford Hosp., Series B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000	11/15/36	2,000	2,105,440
Sutter Hlth., Series D, Rfdg.	5.250	08/15/31	1,000	1,079,800

California Muni. Fin. Auth. Rev., Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/47	2,500	2,891,150
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A, 144A	5.250	08/01/40	1,250	1,306,238
California St.,
GO	5.000	03/01/45	3,000	3,461,790
GO	5.250	11/01/40	1,250	1,314,812
GO, Rfdg.	5.000	08/01/45	500	582,065
GO, Rfdg.	5.000	08/01/46	1,500	1,763,355
Var. Purp., GO	5.000	10/01/29	2,000	2,023,800
Var. Purp., GO	5.000	04/01/42	7,000	7,628,530
Var. Purp., GO	5.250	04/01/35	1,250	1,375,187
Var. Purp., GO	5.500	11/01/39	1,000	1,016,120
Var. Purp., GO	6.000	03/01/33	1,500	1,551,600
Var. Purp., GO	6.000	11/01/39	2,000	2,037,780
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,577,590
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,349,875
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,496,200

California St. Univ. Rev., Series A, Systemwide, Rfdg.	5.000	11/01/37	1,250	1,346,800
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,100	2,178,582
Green Marin General Hosp. Proj., Series A	4.000	08/01/45	750	775,215
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	3,000	3,166,530

Foothill-De Anza Cmnty. College Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,351,450
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Series A	5.000	11/15/35	1,140	1,469,939
Long Beach Bond Fing. Auth. Nat. Gas Pur. Rev., Series A	5.500	11/15/37	1,000	1,366,020
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,771,400
Series A, Rfdg., AMT	4.000	05/15/44	1,000	1,093,600
Sub. Los Angls. Int’l., Rfdg., AMT	5.000	05/15/43	2,000	2,420,140

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
Los Angeles Calif. Dept. Arpts. Rev., (cont’d.)
Sub. Los Angls. Int’l., Series A, AMT	5.250%	05/15/48	1,000	$1,213,690

Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,836,125
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	3,001,220
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	2.145(s)	08/01/25	2,000	1,746,100
Port of Oakland Rev., Sr. Lien., Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,897,997
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,182,430
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,621,740
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Series B, AMT	5.000	07/01/43	2,000	2,211,340
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,128,110
Second Series F, Rfdg., AMT	5.000	05/01/28	1,635	1,736,239
Series A, Rfdg., AMT	5.000	05/01/49	3,500	4,196,325

Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	918,352
				104,777,212
Colorado 2.0%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Series A	4.000	11/15/48	2,555	2,772,865
Vail Valley Med. Ctr.	4.000	01/15/45	1,500	1,574,160
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.250	11/15/22	1,000	1,087,640
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,793,810
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,210,560
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,652,080
				13,091,115
Connecticut 0.9%
Connecticut St., Series C, GO	5.000	06/15/28	1,000	1,242,010
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,054,560

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Connecticut (cont’d.)
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Series M	5.375%	07/01/41	1,250	$ 1,323,512
Connecticut St. Special Tax Rev., Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,362,740
				5,982,822
District of Columbia 2.0%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,540,009
Gallaudet Univ.	5.500	04/01/34	600	639,474
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	1,001,751
Kipp. Chrt. Schl., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	854,434
Kipp. Issue, Series A, Rfdg.	5.000	07/01/48	1,250	1,417,125
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,747,075
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,129,040
Series B, Rfdg., AMT	5.000	10/01/25	3,000	3,134,640
Series C, Rfdg., AMT	5.000	10/01/27	1,000	1,077,210
				13,540,758
Florida 9.6%
Broward Cnty. FL Arpt. Sys. Rev.,
AMT	5.000	10/01/47	1,000	1,167,890
Series A, AMT	5.000	10/01/45	3,000	3,398,130
Series A, AMT	5.250	10/01/43	1,500	1,669,845

Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,168,680
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,102,000
Cityplace Cmnty. Dev. Dist., Spl. Assess., Rfdg.	5.000	05/01/26	1,000	1,137,750
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A	5.625	04/01/43	500	551,720
Nova Southeastern Univ. Proj., Series A	6.000	04/01/42	1,000	1,126,650

Florida Higher Edl. Facs. Fin. Auth. Rev., Edl. Facs., Ringling Clg., Proj.	5.000	03/01/47	2,500	2,795,075
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub., Series A, AMT	5.000	10/01/42	5,000	5,846,000
Priority Sub., Series A, AMT	5.000	10/01/52	1,000	1,158,880

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)
Highlands Cnty. Hlth. Facs. Auth. Rev.,
Adventist Hlth./Sunbelt, Series B (Pre-refunded date 11/15/19)(ee)	6.000%	11/15/37	5	$ 5,102
Unrefunded, Adventist Hlth./Sunbelt	6.000	11/15/37	2,435	2,483,067

Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,299,965
Martin Cnty. Hlth. Facs. Auth. Rev., Cleveland Clinic Hlth. Sys. Oblig. Grp., Series A, Rfdg.	4.000	01/01/46	2,000	2,181,760
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr., Rfdg., AGM	5.000	02/01/44	1,500	1,689,420
Miami Dade Cnty. Aviation Rev.,
Miami Int’l. Arpt., Series A, Rfdg., AMT	4.000	10/01/44	1,000	1,085,170
Miami Int’l. Arpt., Series B	5.000	10/01/41	2,500	2,601,450

Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hospital, Series A, Rfdg.	5.000	08/01/42	1,955	2,276,989
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,625,450
Mid-Bay Bridge Auth. Rev., Series A, Rfdg.	5.000	10/01/40	1,000	1,115,050
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,583,835
Orange Cnty. Hlth. Fac. Auth. Rev.,
Orlando Hlth. Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,146,700
Orlando Hlth. Oblig. Grp., Series B	5.000	10/01/47	1,500	1,770,210

Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	565,910
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarst. Mem. Hosp.	4.000	07/01/48	2,860	3,070,582
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Inc., Rfdg.	5.250	10/01/34	750	770,325
South Lake Hosp., Inc., Series A	6.250	04/01/39	2,500	2,506,950

South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South FL., Rfdg.	5.000	08/15/47	1,000	1,160,180
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,000	3,260,790
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	345	380,773
Spl. Assess., Rfdg.	4.000	05/01/28	355	389,165
Spl. Assess., Rfdg.	4.000	05/01/29	370	404,040

Village Cmnty. Dev. Dist. No.10, Spl. Assess.	4.500	05/01/23	780	823,703
				64,319,206

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Georgia 1.9%
Atlanta Arpt. Rev.,
Gen., Series B, Rfdg., AMT	5.000%	01/01/30	500	$ 523,730
Gen., Series C, Rfdg.	6.000	01/01/30	3,250	3,479,645

Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Series D, AGM	5.500	07/01/41	1,500	1,503,540
Priv. Coll. & Univs. Auth. Rev.,
Emory Univ., Series C, Rfdg.	5.250	09/01/39	5,000	5,042,550
Savannah Clg. of Art & Design	5.000	04/01/44	2,120	2,330,219
				12,879,684
Hawaii 1.1%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,131,670
Series A, AMT	5.000	07/01/48	3,000	3,527,160

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,795,000
				7,453,830
Illinois 11.9%
Chicago Board of Ed.,
Series A, Rfdg., GO	4.000	12/01/20	500	511,310
Series C, Rfdg., GO	5.000	12/01/22	1,500	1,603,125
Spl. Tax	5.000	04/01/46	1,000	1,091,830
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT	5.000	01/01/32	2,000	2,144,320
Sr. Lien, Series D	5.250	01/01/42	2,000	2,363,140
Sr. Lien, Series A, AMT, Rfdg.	5.000	01/01/48	1,000	1,169,390
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,361,830
Transit Imps.	5.250	12/01/40	1,000	1,056,770
Chicago Waterworks Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,399,584
2nd Lien, Rfdg.	5.000	11/01/36	2,140	2,454,965
2nd Lien, Series A-1	5.000	11/01/30	1,380	1,597,778
Chicago Wstwtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,159,300
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,191,240
2nd Lien, Series A	5.000	01/01/47	1,000	1,115,280
Chicago, IL,
Proj., Series A, GO, Rfdg.	5.250	01/01/29	500	545,255
Proj., Series A, Rfdg., GO, AGM (Partially Pre-refunded date 01/01/29)(ee)	5.000	01/01/29	5,000	5,113,050

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Chicago, IL, (cont’d.)
Series C, GO, Rfdg.	5.000%	01/01/23	270	$ 283,900
Series C, Rfdg., GO	5.000	01/01/24	340	370,212
Series C, Rfdg., GO	5.000	01/01/26	1,000	1,119,220
Illinois Fin. Auth. Rev.,
Central DuPage Hlth. (Pre-refunded date 11/01/19)(ee)	5.250	11/01/39	2,000	2,030,720
Provena Hlth., Series A, Rfdg. (Pre-refunded date 05/01/20)(ee)	6.000	05/01/28	1,500	1,560,780
Illinois St.,
GO	5.000	04/01/31	1,000	1,081,950
GO	5.000	05/01/39	1,000	1,066,680
GO	5.250	02/01/29	2,000	2,208,840
Series A, GO	5.000	04/01/20	265	271,641
Series A, GO	5.000	12/01/42	2,500	2,743,275
Series B, GO, Rfdg.	5.250	01/01/20	1,505	1,533,505
Series D, GO	5.000	11/01/23	4,045	4,485,339
Series D, GO	5.000	11/01/27	5,000	5,774,900

Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,060,480
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,410,250
Series C	5.000	01/01/39	2,000	2,273,400
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Series A, CABS, NATL	3.470(s)	12/15/34	10,000	5,876,300
Series A, CABS, NATL	3.598(s)	06/15/37	7,500	3,896,475
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,359,962
Tob. Set. Funded	5.000	06/01/28	1,000	1,185,000

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,844,084
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,049,930
				79,365,010
Indiana 0.7%
Indianapolis Loc. Pub. Impt. Bank Rev., Courthouse & Jail Proj., Series A, Rfgd.	4.000	02/01/44	4,250	4,631,182
Iowa 0.2%
PEFA, Inc., Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	1,250	1,467,038

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Kansas 0.4%
Kansas Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Series C, Rfdg. (Pre-refunded date 11/15/19)(ee)	5.750%	11/15/38	25	$ 25,459
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,469,308
				2,494,767
Kentucky 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Series A (Pre-refunded date 06/01/20)(ee)	6.375	06/01/40	2,500	2,619,775
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Series A	6.250	06/01/39	500	501,625
Amer. Wtr. Co., Series B	5.625	09/01/39	540	544,871
				3,666,271
Louisiana 0.9%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	11,973
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,220,721
Franciscan Missionaries (Pre-refunded date 07/01/19)(ee)	6.750	07/01/39	1,000	1,003,920

Louisiana St. Hwy. Impt. Rev., Series A	5.000	06/15/34	1,250	1,424,775
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,583,115
				6,244,504
Maryland 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth., Spl. Tax, Series A, Rfdg.	5.000	07/01/40	1,995	2,059,518
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000	07/01/41	400	436,204
Washington Suburban Sanitary Comm., Consol. Pub. Impt., 2nd Series, GO	4.000	06/01/40	2,150	2,353,885
				4,849,607

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Massachusetts 3.1%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500%	07/01/27	1,325	$ 1,722,871
Massachusetts St. Dev. Fin. Agcy. Rev.,
Atrius Hlth., Series A, Rfdg.	4.000	06/01/49	500	525,690
Atrius Hlth., Series A, Rfdg.	5.000	06/01/39	1,850	2,181,150
Series A, Rfdg.	5.000	07/01/44	1,000	1,163,510
Series K-6, Partners Healthcare, Rfdg. (Pre-refunded date 07/01/20)(ee)	5.375	07/01/41	5,000	5,203,600

Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,925,620
Massachusetts St. Port Auth. Rev.,
Bosfuel Proj., Rfdg., AMT, NATL	5.000	07/01/32	5,000	5,014,350
Series A, AMT	5.000	07/01/42	1,000	1,082,420
				20,819,211
Michigan 0.9%
Michigan Fin. Auth. Rev., Henry Ford Hlth. Sys., Series. A	5.000	11/15/48	1,000	1,187,480
Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg.	5.375	10/15/41	750	808,320
Michigan Strtg. Fnd. Rev., I-75 Imp. Proj., AMT, AGM	4.500	06/30/48	1,250	1,371,812
Michigan St. Univ. Rev., Brd. of Trustees, Series B	5.000	02/15/48	1,000	1,213,320
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,651,035
				6,231,967
Minnesota 0.7%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Series C	5.000	01/01/46	1,000	1,171,860
Rochester Rev., My. Clnc.	4.000	11/15/48	2,000	2,177,120
St. Cloud Rev., Centracare Hlth., Rfdg.	5.000	05/01/48	1,000	1,193,830
				4,542,810
Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000	01/01/44	3,500	3,830,610

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Nebraska 0.3%
Cntrl. Plns. Enrgy. Proj. Rev., Proj. 4 (Mandatory put date 01/01/24)	5.000%(cc)	03/01/50	2,000	$ 2,240,560
Nevada 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Series A	5.125	07/01/34	3,000	3,057,450
New Jersey 6.4%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,648,425
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800	03/01/21	2,615	2,838,112
New Jersey Econ. Dev. Auth. Rev., Series BBB, Rfdg.	5.500	06/15/30	1,500	1,772,190
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,798,575
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	546,330
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,769,760
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,742,640
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,132,950
Virtua Hlth., AGC	5.500	07/01/38	2,000	2,006,080
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,139,730
New Jersey St. Tpke. Auth., Rev.,
Series A	5.000	01/01/48	2,000	2,399,720
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,087,920
Series B, Rfdg.	5.000	01/01/40	1,000	1,195,300
Series E, Rfdg.	5.000	01/01/32	1,500	1,841,565
Unrefunded, Series A	5.000	01/01/43	1,115	1,216,097
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	1,700	2,029,749
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,442,263
Trans. Sys., Series AA	5.250	06/15/43	1,500	1,742,655
Transn. Sys, Series A, Rfdg.	5.500	12/15/23	3,000	3,453,360
Transn. Sys, Series B	5.500	06/15/31	1,000	1,067,230
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/29	1,500	1,811,040
Series A, Rfdg.	5.000	06/01/46	2,500	2,795,325
Series A, Rfdg.	5.250	06/01/46	2,000	2,281,260
				42,758,276

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New York 4.2%
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series S-1A	5.250%	07/15/37	3,000	$ 3,225,480
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,231,570
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,922,533
New York St. Dorm. Auth. Rev.,
Memorial Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,180,730
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,744,497
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/20	2,100	2,185,029
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,155,220

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Series B, ETM(ee)	5.500	10/15/23	3,750	4,350,412
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,000	2,195,660
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	340	351,608
TSASC, Inc., Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,173,560
Utility Debt Sec. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,938,111
				27,654,410
North Carolina 0.2%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev.,
Series A, ETM(ee)	6.400	01/01/21	290	304,512
Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	725,354
				1,029,866
North Dakota 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Series A, Rfdg.	4.875	07/01/26	1,000	1,026,840
Ohio 4.7%
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Series A-2	5.875	06/01/30	3,500	3,335,570
Franklin Cnty. Hosp. Facs. Rev.,
Hospital Facs.	4.125	05/15/45	2,000	2,139,900
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,129,740
Nationwide Children’s Hosp., Rfdg.	4.000	11/01/47	2,400	2,580,360
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,200,248

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev., (cont’d.)
Ohio Hlth. Corp., Series A	5.000%	11/15/41	2,000	$ 2,133,960
Hancock Cnty. Hosp. Rev.,
Blanchard Valley Regl. Hlth. Ctr., Rfdg. (Pre-refunded date 06/01/21)(ee)	6.250	12/01/34	400	437,144
Christ Hosp. Proj.	5.000	06/01/42	1,250	1,325,775

Hilliard Sch. Dist. Sch. Impvt., CABS, GO, Rfdg., NATL	1.362(s)	12/01/19	1,720	1,707,152
Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	750	872,220
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.000	11/15/41	750	830,790
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	979,501

Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250	08/01/41	800	850,944
Ohio St. Higher Ed. Facs., Commn. Rev.,
Case Western Resv. Univ., Series B	6.500	10/01/20	280	291,032
Cleveland Clinic Hlth. Sys. Oblig., Series A-1, Rfdg.	5.000	01/01/42	2,000	2,194,280
Ohio St. Rev.,
Cleveland Clinic Hlth. Sys., Rfdg.	4.000	01/01/46	1,500	1,640,265
Cleveland Clinic Hlth. Sys., Series A, Rfdg.	4.000	01/01/36	2,500	2,775,900
				31,424,781
Oklahoma 1.4%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,638,240
Oklahoma Tpke. Auth. Rev.,
Series A	4.000	01/01/48	2,000	2,157,720
Series A	5.000	01/01/42	3,000	3,472,950

Stillwater OK Util. Auth. Rev., Series A	5.000	10/01/39	1,865	2,140,964
				9,409,874
Oregon 0.3%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/42	1,500	1,737,915

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Pennsylvania 4.5%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	$ 2,890,107
Commonwealth Fing. Auth. Rev., Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,000	1,197,730
Geisinger Auth. Rev., Series A-1	5.125	06/01/41	2,000	2,121,080
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/44	3,000	3,326,160
Pennsylvania Higher Edl. Fac. Auth. Rev., Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,495,008
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000	12/01/38	1,000	1,141,600
Series A-1	5.000	12/01/47	1,000	1,172,330
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,709,910
Series B	5.000	12/01/45	7,000	8,026,970
Sub. Series B-1	5.250	06/01/47	2,000	2,332,280

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hospital, Rfdg.	4.000	07/01/37	1,075	1,177,695
Union Cnty. Hosp. Auth. Rev., Evangelical Cmnty Hosp., Series B	5.000	08/01/48	1,500	1,698,855
				30,289,725
Puerto Rico 1.0%
Puerto Rico Comnwlth. Aqu. & Sew. Auth.,
Sr. Lien, Series A, Rfdg.	5.750	07/01/37	1,260	1,272,600
Sr. Lien, Series A, Rfdg.	6.000	07/01/47	1,050	1,063,125
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	3.279(s)	07/01/24	500	422,615
Series A-1, CABS	3.392(s)	07/01/27	2,435	1,845,828
Puerto Rico Sales Tax Fing. Corp. Sales Tax Revenue,
Series A-1	4.750	07/01/53	500	482,345
Series A-1	5.000	07/01/58	1,743	1,732,629
				6,819,142
Rhode Island 0.6%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., College & Univ. Rev.	5.250	08/15/43	3,000	3,632,070
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	400	435,560
				4,067,630

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
South Carolina 1.0%
South Carolina Prt. Auth. Rev., AMT	4.000%	07/01/45	1,000	$ 1,048,930
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125	12/01/43	2,000	2,210,520
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,556,110
				6,815,560
South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg.	5.000	06/01/27	1,000	1,104,900
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Series A, Rfdg.	5.000	07/01/42	1,600	1,684,688
				2,789,588
Tennessee 0.6%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth. Initiatives, Series A	5.250	01/01/45	1,500	1,655,085
Memphis Shelby Cnty. Arpt. Auth. Rev., Series B, Rfdg., AMT	5.750	07/01/25	1,000	1,043,810
Tennessee Energy Acquisition Corp. Gas Rev., Series C	5.000	02/01/22	1,000	1,072,510
				3,771,405
Texas 7.1%
Austin Conv. Enterprises, Inc., Rev., First Tier Conv. Ctr., Series A, Rfdg.	5.000	01/01/29	1,800	2,118,258
Austin TX Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Series A, Rfdg. (Pre-refunded date 11/15/19)(ee)	5.125	11/15/29	2,000	2,032,980
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000	01/01/41	1,000	1,069,120
Sr. Lien, Series A	5.000	01/01/40	1,395	1,573,672
Sr. Lien, Series A	5.000	01/01/45	1,000	1,121,210
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,127,840
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,121,210

Dallas-Fort Worth Int’l. Arpt. Rev., Series E, Rfdg., AMT	5.000	11/01/35	5,000	5,197,700
Grand Parkway Trans. Corp. Rev., First Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,204,920

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD	2.350%(cc)	09/01/25	2,250	$ 2,250,000
Exxon Mobil Corp. Proj., FRDD	2.350(cc)	12/01/25	160	160,000

Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500	10/01/39	1,500	1,515,765
Harris Cnty. Metro. Trans. Auth. Rev., Series A. Rfdg.	5.000	11/01/36	3,000	3,233,790
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,592,530
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/25	575	612,915
Sub. Lien, Series A, Rfdg., AMT	5.000	07/01/32	1,000	1,084,900
Sub. Lien, Series B, Rfdg.	5.000	07/01/32	2,000	2,185,420
Sub. Series A, Rfdg., AMT	5.000	07/01/41	1,000	1,179,210
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/38	1,000	1,069,930
Rfdg.	5.000	01/01/48	1,250	1,461,900
Series B, Rfdg.	5.000	01/01/45	2,000	2,258,120
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,087,830
Unrefunded, First Tier, Sys., Series A, Rfdg.	6.250	01/01/39	370	371,232
Texas Priv. Activ. Surf. Transn. Corp. Rev.,
Sr. Lien LBJ Infrastructure	7.000	06/30/40	2,500	2,637,125
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	6.750	06/30/43	500	581,705
Sr. Lien NTE Mobility, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,766,670

Texas St. Vets. Hsg. Assistance Proj. Fdg., Series II-A, GO	5.250	12/01/23	2,500	2,500,000
				47,115,952
Utah 1.2%
County of Utah UT Rev., IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,471,150
Salt Lk. City Corp. Arpt. Rev., Series A, AMT	5.250	07/01/48	2,000	2,400,140
				7,871,290
Virginia 1.1%
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,000	2,172,660
Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	3,000	3,248,040

Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000	11/01/48	2,000	2,176,580
				7,597,280

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Washington 3.3%
Port of Seattle Rev., Intermediate Lien,
Series A, AMT	5.000%	05/01/43	1,500	$ 1,731,435
Series B, Rfdg., AMT	5.000	09/01/26	1,115	1,195,525
Series C, Rfdg., AMT	5.000	02/01/24	2,500	2,622,675
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,086,480
Valley Hospital	5.750	12/01/35	625	653,856

Washington St. Conv. Ctr. Pub. Facs. Dist. Rev., Revenue Bonds	5.000	07/01/58	3,000	3,465,720
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,981,381
Providence Hlth. & Svcs., Series A	5.000	10/01/39	3,500	3,578,435
Seattle Children’s Hospital, Series A	5.000	10/01/42	2,000	2,180,100
Seattle Children’s Hospital, Series A	5.000	10/01/47	1,000	1,176,030
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,636,215
				22,307,852
West Virginia 0.6%
Harrison Cnty. Comm. Rev., Var. Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT (Mandatory put date 10/15/21)	3.000(cc)	10/15/37	500	502,260
West Virginia Eco. Dev. Auth. Rev., Wheeling Pwr. Co. Mitche, Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	507,180
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000	01/01/43	1,000	1,154,800
West Virginia Prkwys. Auth. Rev., Senior Turnpike Toll Rev	4.000	06/01/47	1,970	2,139,558
				4,303,798
Wisconsin 0.7%
Pub. Fin. Auth. Rev., Wakemed Hosp., Series. A, Rfdg.	4.000	10/01/49	1,000	1,070,200
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,624,890
Ascension Hlth. Alliance, Rmkt., Series B-2	4.000	11/15/43	1,500	1,628,370
				4,323,460

PGIM National Muni Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Series A	5.750%	07/15/39	500	$ 502,450

TOTAL INVESTMENTS 98.6% (cost $612,149,201)				657,550,785
Other assets in excess of liabilities 1.4%				9,409,136

Net Assets 100.0%				$ 666,959,921

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
PSFG—Permanent School Fund Guarantee

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2019.
Other information regarding the Fund is available in the Company’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).